TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION
TAXATION

10.    TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s subsidiary that is incorporated in the British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

51net is registered in Hong Kong as a non-Hong Kong company and is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

The PRC Enterprise Income Tax Law (“EIT Law”), which became effective January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises.

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” under the EIT Law. Tech JV became subject to a preferential tax rate of 15%. Tech JV is entitled to this preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years. The current preferential tax status is valid through 2017, and Tech JV will seek to further renew this status with local tax authorities in 2018.

Beijing Lagou Network Technology Co., Ltd. has also been designated as a “High and New Technology Enterprise” under the EIT Law. Its current preferential tax status of 15% is valid through 2017, and it will seek to renew this status with local tax authorities in 2018.

The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory EIT rate of 25%.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a FIE to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2017, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB4,355,109 and RMB5,324,204, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB435,511 and RMB532,420 as of December 31, 2016 and 2017, respectively.

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2015, 2016 and 2017 were taxed within the following jurisdictions:

	2015	2016	2017
	RMB	RMB	RMB
PRC entities	823,007	875,175	1,139,978
Non-PRC entities	(78,909)	(175,289)	(597,722)

Total	744,098	699,886	542,256

The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	RMB	RMB	RMB
Current income tax expense
PRC entities	108,172	120,280	156,706
Non-PRC entities	—	—	—

Total	108,172	120,280	156,706

Deferred income tax expense
PRC entities	18,129	14,419	12,787
Non-PRC entities	—	—	—

Total	18,129	14,419	12,787

Income tax expense
PRC entities	126,301	134,699	169,493
Non-PRC entities	—	—	—

Total	126,301	134,699	169,493

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(10)%	(11)%	(20)%
Non-deductibility of expenses incurred outside the PRC	3%	6%	28%
Other permanent differences	(1)%	(1)%	(2)%

Effective EIT rate of the Group	17%	19%	31%

Income tax expense for the years ended December 31, 2015, 2016 and 2017 differs from the amounts computed by applying the EIT rate primarily due to the preferential tax rate enjoyed by Tech JV in the PRC. The aggregate amount and per share effect of the preferential tax rate are as follows:

	2015	2016	2017
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	75,864	81,300	107,547
Basic net income per share effect	1.31	1.40	1.79
Diluted net income per share effect	1.21	1.39	1.76

Significant components of deferred tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB
Deductible temporary differences related to other payables and accruals	860	1,053
Deductible temporary differences related to provision for doubtful accounts	992	1,265
Deductible temporary differences related to advertising expenses	—	12,076
Tax loss carryforwards	9,843	50,900
Amount offset by non-current deferred tax liabilities	(8,487)	(12,806)

Total non-current deferred tax assets	3,208	52,488
Less: Valuation allowance	(2,443)	(39,576)

Net non-current deferred tax assets	765	12,912

Total deferred tax assets	765	12,912

Taxable temporary differences related to depreciation period	(5,218)	(6,153)
Taxable temporary differences related to available-for-sale securities	(9,625)	(46,526)
Taxable temporary differences related to government subsidy income	(40,695)	(57,995)
Taxable temporary differences related to trade names, technology and customer relationships	(10,115)	(23,480)
Amount offset by non-current deferred tax assets	8,487	12,806

Total non-current deferred tax liabilities	(57,166)	(121,348)

Total deferred tax liabilities	(57,166)	(121,348)

All deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount in accordance with ASC 740-10-45-6 “Income Taxes — Overall — Other Presentation Matters.” The Group has early adopted ASU 2015-17 prospectively starting from 2016 and classified all deferred tax assets and liabilities as non-current items on its consolidated balance sheet as of December 31, 2016 and 2017.

As of December 31, 2016 and 2017, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIEs. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2015, 2016 and 2017 when certain entities generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent these entities from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. As of December 31, 2017, the Group had net operating loss carryforwards in PRC entities of RMB202,645, which can be carried forward to offset taxable income. The carryforward period for net operating losses under the EIT Law is five years. The net operating loss carryforwards of the Group will expire in varying amounts from 2018 to 2022. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards.

The following represents a roll-forward of the valuation allowance for each of the years:

	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of period	464	1,851	2,443
Additions	1,443	1,019	37,902
Reversals	(56)	(427)	(769)

Balance at end of period	1,851	2,443	39,576